SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Short-term borrowings

	As of December 31,
	2024	2025
	$US	$US
Short-term borrowings
China Merchants Bank Shenzhen Branch (1)	1,223,405	—
Total	1,223,405	—

(1)

On October 18, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB5,000,000 (equivalent to US$695,091) with an annual interest of 3.00% and the balance has been fully repaid on January 20, 2025.

On November 29, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB4,500,000 (equivalent to US$625,582) with an annual interest of 2.90% and the balance has been fully repaid on February 5, 2025.

On May 30, 2025, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB10,000,000 (equivalent to US$1,394,545) with an annual interest of 2.20% and the balance has been fully repaid on December 1, 2025.

These borrowings obtained in 2024 and 2025 were all guaranteed by related parties, Ning Ding and Baozhen Zhu.